MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED AUGUST 21, 2026,

TO THE STATUTORY AND SUMMARY PROSPECTUSES DATED JANUARY 1, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectuses and should be read in conjunction with such Prospectus and Summary Prospectuses.

MORGAN STANLEY PATHWAY LARGE CAP EQUITY ETF

ClearBridge Investments, LLC (“ClearBridge”) is no longer an investment sub-adviser of the Morgan Stanley Pathway Large Cap Equity ETF(“Large Cap Equity ETF”). As such, all references to ClearBridge as a sub-adviser to the Large Cap Equity ETF and any related disclosures are removed from the Prospectus and Summary Prospectus.

Further, Westfield Capital Management Company, L.P. (“Westfield”) commenced as a new investment sub-adviser to the Large Cap Equity ETF, effective August 19, 2026.

Related thereto, the sub-adviser investment allocation of the Large Cap Equity ETF is 17% to Great Lakes Advisors, LLC (“Great Lakes”), 65% to O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”), 9% to Principal Asset Management (“Principal”), and 9% to Westfield.

Accordingly, the following replaces the chart in the section titled “Sub-advisers and portfolio managers” related to the Large Cap Equity ETF on page 5 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since	Predecessor Fund’s Portfolio Manager Since
Paul Roukis, CFA®, Portfolio Manager and Managing Director	Great Lakes	2024	2015
Jeff Agne, Portfolio Manager and Managing Director	Great Lakes	2024	2014
Ehren Stanhope, CFA®, Chief Investment Strategist, Portfolio Manager	O’Shaughnessy	2026	N/A
Scott Bartone, CFA®, Chief Product Officer, Portfolio Manager	O’Shaughnessy	2026	N/A
Claire Noel, CFA®, Director of Research, Portfolio Manager	O’Shaughnessy	2026	N/A
Daniel Nitiutomo, CFA®, Portfolio Manager	O’Shaughnessy	2026	N/A
Joseph Giroux, Portfolio Manager	O’Shaughnessy	2026	N/A
Bill Nolan, Chief Investment Officer and Portfolio Manager	Principal	2024	2019
Tom Rozycki, Director of Research and Portfolio Manager	Principal	2024	2021
William A. Muggia, President, CEO and CIO	Westfield	2026	N/A
Richard D. Lee, CFA®, Managing Partner and CIO	Westfield	2026	N/A
Matthew R. Renna, Managing Partner	Westfield	2026	N/A
Edward D. Richardson, Partner	Westfield	2026	N/A

Further, the following disclosure related to the Morgan Stanley Pathway Large Cap Equity ETF is hereby added in the section titled “How the Sub-advisers select the Fund’s investments” on page 56-58 of the Prospectus:

Westfield Capital Management Company, L.P. (“Westfield”)

Westfield uses a fundamental bottom-up research approach, which seeks to identify reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk, Westfield generally favors stocks that, in the judgment of the firm, have: (i) sizeable management ownership; (ii) strong financial conditions; (iii) sufficient cash flow to fund growth internally; and (iv) strong pricing power. Westfield also considers factors such as earnings growth forecasts, price target estimates, total return potential, and business developments. Stocks may be sold when Westfield believes that the stocks no longer represent attractive investment opportunities, based on the factors described above. The percentage of the Fund’s assets allocated to Westfield is targeted at 8%.

Finally, the following disclosure in the sub-section titled “The Sub-advisers” under the section titled “Fund Management” related to the Large Cap Equity ETF on pages 88-90 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Morgan Stanley Pathway Large Cap Equity ETF	Westfield Capital Management Company, L.P. (“Westfield”) One Financial Center 23rd Floor Boston, MA 02111	9%	William A. Muggia President, CEO and CIO William A. Muggia is President, Chief Executive Officer, Chief Investment Officer, and Managing Partner of Westfield. In addition to leading Westfield’s Investment Committee, Mr. Muggia covers market outlook and strategy. Mr. Muggia has been at Westfield since 1994 and has managed the Fund since 2026.	2026

			Richard D. Lee, CFA® Managing Partner and CIO Richard D. Lee is a Managing Partner and Chief Investment Officer of Westfield. He covers Hardware, Semiconductors and IT Services. Mr. Lee has been at Westfield since 2004 and has managed the Fund since 2026.	2026

			Matthew R. Renna Managing Partner Matthew R. Renna is a Managing Partner and covers Biopharma, and Life Sciences and Tools. Mr. Renna has been at Westfield since 2013 and has managed the Fund since 2026.	2026

			Edward D. Richardson Partner Edward D. Richardson is a Partner and covers A&D, Consumer Cyclicals, and Restaurants. Mr. Richardson has been at Westfield since 2014 and has managed the Fund since 2026.	2026

EMERGING MARKETS EQUITY FUND

Effective September 21, 2026, Van Eck Associates Corporation (“VanEck”) will no longer be an investment sub-adviser of the Emerging Markets Equity Fund. As such, effective September 21, 2026, all references to VanEck as a sub-adviser to the Emerging Markets Equity Fund and any related disclosures are removed from the Prospectus.

Further, PanAgora Asset Management, Inc. (“PanAgora”) will commence as a new investment sub-adviser to the Emerging Markets Equity Fund effective September 21, 2026.

Related thereto, the target sub-adviser investment allocations of the Emerging Markets Equity Fund are 12% to Lazard Asset Management LLC (“Lazard”), 23% to ClearBridge Investment Management Limited (“CIML”), 40% to O’Shaughnessy, and 25% to PanAgora.

Accordingly, the following replaces the chart in the section titled “Sub-advisers and portfolio managers” related to the Emerging Markets Equity Fund on page 18 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since
James M. Donald, CFA®, Managing Director, Portfolio Manager/Analyst and Head of Emerging Markets	Lazard	2009
Rohit Chopra, Managing Director and Portfolio Manager Analyst	Lazard	2009
Monika Shrestha, Managing Director and Portfolio Manager Analyst	Lazard	2015
Ganesh Ramachandran, Managing Director and Portfolio Manager Analyst	Lazard	2020
Alastair Reynolds, ASIP, Managing Director, Portfolio Manager	CIML	2021
Andrew Mathewson, CFA, Managing Director, Portfolio Manager	CIML	2021
Colin Dishington, CFA, Managing Director, Portfolio Manager	CIML	2021
Divya Mathur, ASIP, Managing Director, Portfolio Manager	CIML	2021
Paul Desoisa, CFA, Managing Director, Portfolio Manager	CIML	2021
Paul Sloane, ASIP, Managing Director, Portfolio Manager	CIML	2021
Aimee Truesdale, CFA, Managing Director, Portfolio Manager	CIML	2022
Ehren Stanhope, CFA®, Chief Investment Strategist, Portfolio Manager	O’Shaughnessy	2026
Scott Bartone, CFA®, Chief Product Officer, Portfolio Manager	O’Shaughnessy	2026
Claire Noel, CFA®, Director of Research, Portfolio Manager	O’Shaughnessy	2026
Daniel Nitiutomo, CFA®, Portfolio Manager	O’Shaughnessy	2026
Joseph Giroux, Portfolio Manager	O’Shaughnessy	2026
George D. Mussalli, CFA	PanAgora	2026

Further, the following disclosure related to the Emerging Markets Equity Fund is hereby added in the section titled “How the Sub-advisers select the Fund’s investments” on page 61-64 of the Prospectus:

PanAgora Asset Management, Inc. (“PanAgora”)

PanAgora’s Dynamic Equity Team is led by George Mussalli, CFA, Global Chief Investment Officer. Day-to-day investment decisions are produced and analyzed by the Investment Team rather than being left to the subjective expertise of a single individual. Individual research projects are jointly conducted by multiple members of the team to provide sufficient coverage and minimize any errors. Mr. Mussalli is the lead portfolio manager of the Dynamic Equity strategies and is ultimately responsible for final decisions and overseeing the team.

The Dynamic Equity strategy is quantitative in nature. The final output of the Dynamic Equity Contextual Alpha Model is a ranking of every stock in the global equity universe based on the alpha score. Stocks that are top ranked have the highest potential to outperform the benchmark, based on PanAgora’s analysis. These stocks form the basis for consideration to be included in the portfolio, or to increase overweight positions relative to the benchmark. Stocks, whose rankings are deteriorating, as well as those not ranking highly, form the basis for consideration to be eliminated from the portfolio, or to be trimmed from existing positions.

The final buy and sell list must be further evaluated through the systematic portfolio construction/risk control process. PanAgora uses proprietary optimization techniques to select the portfolio that maximizes expected excess return for a given level of risk, considering several constraints, such as regional, country, and stock-specific limits as well as liquidity such as trading average daily volume and holding average daily volume. Forward-looking risk metrics are also applied to control portfolio exposures to thematic risk factors.

Finally, the following disclosure in the sub-section titled “The Sub-advisers” under the section titled “Fund Management” related to the Emerging Markets Equity Fund on pages 95-99 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Emerging Markets Equity Fund	PanAgora Asset Management, Inc. One International Place, 24th Floor, Boston, Massachusetts, 02110	25%

George D. Mussalli, CFA – Global Chief Investment Officer

Mr. Mussalli is PanAgora’s Global Chief Investment Officer. He is responsible for the oversight of the firm’s Equity and Multi Asset investment teams, including research, portfolio management, portfolio construction, and trading. He is also a member of the firm’s Investment, Operating, Risk, and Sustainability Committees, as well as the Board of Directors. As Global Chief Investment Officer, Mr. Mussalli directs innovative research used in the development of models implemented in PanAgora’s investment strategies. As a leader in the field, he was appointed to the Editorial Boards of The Journal of Financial Data Science and The Journal of Impact and ESG Investing and is also a member of the MIT Sloan Finance Group Advisory Board.

				2026

INTERNATIONAL EQUITY FUND

Walter Scott & Partners Limited (“Walter Scott”) is no longer an investment sub-adviser of the International Equity Fund. As such, all references to Walter Scott as a sub-adviser to the International Equity Fund and any related disclosures are removed from the Prospectus and Summary Prospectus.

Related thereto, the sub-adviser investment allocation of the International Equity Fund is 24% to Causeway Capital Management LLC (“Causeway”), 45% to O’Shaughnessy, 21% to Schroder Investment Management North America Inc. (“Schroders”), and 10% to Victory Capital Management, Inc. (“Victory Capital”) effective August 19, 2026.

Accordingly, the following replaces the chart in the section titled “Sub-advisers and portfolio managers” related to the International Equity Fund on page 14 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since
Alessandro Valentini, CFA®, Portfolio Manager	Causeway	2021
Jonathan P. Eng, Portfolio Manager	Causeway	2014
Harry W. Hartford, President and Portfolio Manager	Causeway	2014
Sarah H. Ketterer, Chief Executive Officer and Portfolio Manager	Causeway	2014
Ellen Lee, Portfolio Manager	Causeway	2015
Conor S. Muldoon, CFA®, Portfolio Manager	Causeway	2014
Steven Nguyen, Portfolio Manager	Causeway	2019
Brian Cho, Portfolio Manager	Causeway	2021
Ehren Stanhope, CFA®, Chief Investment Strategist, Portfolio Manager	O’Shaughnessy	2026
Scott Bartone, CFA®, Chief Product Officer, Portfolio Manager	O’Shaughnessy	2026
Claire Noel, CFA®, Director of Research, Portfolio Manager	O’Shaughnessy	2026
Daniel Nitiutomo, CFA®, Portfolio Manager	O’Shaughnessy	2026
Joseph Giroux, Portfolio Manager	O’Shaughnessy	2026
James Gautrey, CFA®, Portfolio Manager	Schroders	2014
Simon Webber, CFA®, Portfolio Manager	Schroders	2011
Daniel B. LeVan, CFA®, Chief Investment Officer of Trivalent Investments, a Victory Capital investment franchise	Victory Capital	2017
John W. Evers, CFA®, Senior Portfolio Manager	Victory Capital	2017

There are no other changes to the Prospectus and Summary Prospectuses.

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MORGAN STANLEY PATHWAY FUNDS